Related Party Transactions - Schedule of Donations (Detail) - Donations [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fundacion Corpgroup Centro Cultural [member]
Disclosure of transactions between related parties [line items]
Description	Donations
Balances receivable (payable) MCh$	$ 1,225	$ 1,302	$ 1,373
Fundacion Descubreme [member]
Disclosure of transactions between related parties [line items]
Description	Donations
Balances receivable (payable) MCh$	$ 194	200	173
Fundacion Itau [member]
Disclosure of transactions between related parties [line items]
Description	Donations
Balances receivable (payable) MCh$	$ 157	167	152
Fundacion De Inclusion Social Aprendamos [member]
Disclosure of transactions between related parties [line items]
Description	Donations
Balances receivable (payable) MCh$		$ 5	$ 5